Schedule of Investments (unaudited)	iShares® MSCI EAFE Value ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 10.2%
APA Group	2,227,165	$17,895,537
ASX Ltd.	127,237	7,692,705
Aurizon Holdings Ltd.	3,448,141	9,737,949
Australia & New Zealand Banking Group Ltd.	5,271,554	100,313,390
BHP Group Ltd.	9,463,469	316,225,834
BlueScope Steel Ltd.	466,075	6,625,534
Coles Group Ltd.	872,953	11,478,158
Commonwealth Bank of Australia	2,073,438	150,704,761
Computershare Ltd.	357,192	6,297,319
Crown Resorts Ltd.(a)	242,552	2,196,102
Dexus	2,017,797	15,776,284
Evolution Mining Ltd.	3,432,259	9,711,925
Fortescue Metals Group Ltd.	3,165,890	47,846,315
Glencore PLC	18,528,108	114,163,978
GPT Group (The)	3,576,498	12,714,036
Insurance Australia Group Ltd.	4,601,037	14,692,440
Lendlease Corp. Ltd.	1,288,780	11,040,149
Macquarie Group Ltd.	221,512	31,889,528
Medibank Pvt Ltd.	2,585,427	5,809,823
Mirvac Group	7,358,210	12,436,039
National Australia Bank Ltd.	6,117,556	139,655,694
Origin Energy Ltd.	3,302,670	15,797,163
Qantas Airways Ltd.(a)	868,757	3,366,281
QBE Insurance Group Ltd.	2,754,172	23,761,027
Ramsay Health Care Ltd.	222,661	12,635,393
Rio Tinto Ltd.	693,720	54,875,943
Rio Tinto PLC	2,099,078	148,312,760
Scentre Group	9,708,239	20,227,220
South32 Ltd.	3,063,976	10,204,070
Stockland	4,455,134	12,895,061
Suncorp Group Ltd.	2,389,505	19,185,313
Tabcorp Holdings Ltd.	4,169,203	15,943,930
Telstra Corp. Ltd.	7,731,617	21,947,339
Transurban Group	2,008,468	20,168,254
Vicinity Centres	7,246,885	9,455,838
Westpac Banking Corp.	2,400,970	40,192,209
Woodside Petroleum Ltd.	1,811,449	39,410,034
		1,513,281,335
Austria — 0.2%
Erste Group Bank AG	225,707	7,027,557
OMV AG	276,407	14,129,273
Raiffeisen Bank International AG	273,753	3,116,215
voestalpine AG	141,604	3,684,942
		27,957,987
Belgium — 1.3%
Ageas SA/NV	322,602	15,437,012
Anheuser-Busch InBev SA/NV	1,623,806	93,433,029
Etablissements Franz Colruyt NV	101,011	3,709,206
Groupe Bruxelles Lambert SA	205,003	19,344,173
KBC Group NV	467,841	31,828,086
Proximus SADP	281,986	4,928,637
Solvay SA	138,281	13,003,563
UCB SA	118,562	13,477,256
		195,160,962
Brazil — 0.1%
Yara International ASA	312,419	15,885,946
Security	Shares	Value

Denmark — 0.7%
AP Moller - Maersk A/S, Class B, NVS	7,020	$20,317,469
Carlsberg A/S, Class B	187,336	23,797,878
Chr Hansen Holding A/S	69,319	5,400,622
Danske Bank A/S	1,287,058	19,741,983
Orsted AS(b)	229,566	25,396,983
Tryg A/S	675,361	16,058,130
		110,713,065
Finland — 1.6%
Elisa Oyj	172,888	10,134,933
Fortum Oyj	831,944	13,831,775
Kone Oyj, Class B	318,081	15,292,601
Nokia Oyj(a)	6,544,922	33,183,211
Nordea Bank Abp	5,989,100	59,711,791
Orion Oyj, Class B	199,350	7,819,008
Sampo Oyj, Class A	932,844	45,296,520
Stora Enso Oyj, Class R	381,943	7,516,445
UPM-Kymmene Oyj	998,026	34,524,006
Wartsila OYJ Abp	444,111	3,566,140
		230,876,430
France — 10.1%
Air Liquide SA	443,093	76,658,752
Alstom SA	595,122	13,081,024
Amundi SA(b)	114,223	6,868,231
ArcelorMittal SA	1,192,789	34,778,977
Arkema SA	115,329	13,141,082
AXA SA	3,638,415	96,254,338
BNP Paribas SA	2,101,585	108,970,071
Bollore SE	1,658,504	7,739,284
Bouygues SA	429,438	14,765,472
Carrefour SA	1,157,941	24,557,110
Cie. de Saint-Gobain	331,220	19,322,765
Cie. Generale des Etablissements Michelin SCA	316,868	39,247,244
CNP Assurances	322,112	7,078,249
Covivio	97,592	6,950,265
Credit Agricole SA	2,307,032	24,911,473
Danone SA	1,220,677	73,815,863
Dassault Aviation SA	47,030	7,891,876
Eiffage SA	78,089	7,711,185
Electricite de France SA(c)	1,024,738	9,315,934
Engie SA	3,411,696	40,259,616
EssilorLuxottica SA	268,883	45,776,717
Eurazeo SE	74,338	5,712,064
Faurecia SE	228,409	4,965,147
Gecina SA	85,932	9,680,079
Ipsen SA	70,650	7,323,846
Klepierre SA	380,467	9,106,726
Orange SA	3,732,350	44,435,106
Pernod Ricard SA	136,824	28,238,299
Publicis Groupe SA	426,840	25,626,052
Renault SA(a)	362,608	8,859,820
Sanofi	2,125,867	224,693,262
SEB SA	51,891	6,231,449
Societe Generale SA	1,516,338	36,443,731
Thales SA	199,014	25,478,745
TotalEnergies SE	4,689,378	230,262,365
Unibail-Rodamco-Westfield(a)	234,018	16,515,800
Valeo	433,879	7,888,402
Veolia Environnement SA	1,226,240	35,777,480

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Value ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Vinci SA	1,006,502	$97,664,772
		1,503,998,673
Germany — 9.5%
Allianz SE, Registered	763,579	172,289,448
Aroundtown SA	1,868,429	9,395,455
BASF SE	1,717,214	90,433,593
Bayer AG, Registered	1,836,710	120,985,997
Bayerische Motoren Werke AG	618,755	50,531,101
Brenntag SE	288,492	22,261,045
Commerzbank AG(a)	1,878,305	12,262,186
Continental AG(a)	206,141	14,129,133
Covestro AG(b)	361,333	15,557,383
Daimler Truck Holding AG(a)	769,986	20,708,560
Deutsche Bank AG, Registered(a)	3,858,225	38,579,649
Deutsche Lufthansa AG, Registered(a)(c)	567,180	4,219,574
Deutsche Post AG, Registered	1,853,478	79,185,139
Deutsche Telekom AG, Registered	3,935,055	72,488,234
E.ON SE	1,471,783	15,316,782
Evonik Industries AG	392,004	10,253,402
Fresenius Medical Care AG & Co. KGaA	382,826	23,806,742
Fresenius SE & Co. KGaA	781,555	27,626,371
GEA Group AG	286,159	11,139,152
Hannover Rueck SE	112,787	17,530,543
HeidelbergCement AG	278,855	16,064,119
Henkel AG & Co. KGaA	195,291	12,393,386
LEG Immobilien SE	136,578	14,003,410
Mercedes-Benz Group AG	1,599,242	111,628,958
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	91,470	21,782,728
RWE AG	1,201,323	49,878,207
SAP SE	975,812	98,894,591
Scout24 SE(b)	55,796	3,529,002
Siemens AG, Registered.	1,430,059	175,832,865
Telefonica Deutschland Holding AG	1,930,028	5,804,616
Uniper SE(c)	171,259	4,402,152
United Internet AG, Registered	182,143	5,859,694
Volkswagen AG	60,878	13,202,091
Vonovia SE(c)	1,378,489	54,920,334
		1,416,895,642
Hong Kong — 2.5%
BOC Hong Kong Holdings Ltd.	6,902,500	24,986,084
CK Asset Holdings Ltd.	3,739,500	25,350,591
CK Infrastructure Holdings Ltd.	1,240,000	8,337,024
CLP Holdings Ltd.	3,074,500	30,002,126
Hang Lung Properties Ltd.	3,803,088	7,273,673
Hang Seng Bank Ltd.	1,426,600	25,258,610
Henderson Land Development Co. Ltd.	2,703,794	10,934,187
HK Electric Investments & HK Electric Investments Ltd., Class SS	5,152,000	5,088,314
HKT Trust & HKT Ltd., Class SS	7,067,000	10,140,744
Hong Kong & China Gas Co. Ltd.	20,892,650	23,042,924
Hongkong Land Holdings Ltd.	2,159,500	10,073,981
Jardine Matheson Holdings Ltd.	402,300	21,374,199
Link REIT	3,911,600	33,787,550
Melco Resorts & Entertainment Ltd., ADR(a)	399,550	2,285,426
MTR Corp. Ltd.	2,902,500	15,421,286
New World Development Co. Ltd.	2,836,250	10,848,062
Power Assets Holdings Ltd.	2,620,500	17,649,220
Sands China Ltd.(a)	4,558,800	10,048,393
Security	Shares	Value

Hong Kong (continued)
Sino Land Co. Ltd.	6,242,000	$8,250,565
SITC International Holdings Co. Ltd.	1,631,000	5,422,208
Sun Hung Kai Properties Ltd.	2,436,500	28,061,375
Swire Pacific Ltd., Class A	935,000	5,325,675
Swire Properties Ltd.	2,191,800	5,252,773
WH Group Ltd.(b)	15,626,000	10,791,301
Wharf Real Estate Investment Co. Ltd.	3,134,419	14,771,161
Xinyi Glass Holdings Ltd.	3,401,000	7,525,771
		377,303,223
Ireland — 0.6%
CRH PLC	1,443,758	57,064,307
Flutter Entertainment PLC, Class DI(a)	109,021	10,955,456
Smurfit Kappa Group PLC	459,788	19,428,694
		87,448,457
Israel — 0.8%
Azrieli Group Ltd.	79,806	6,855,197
Bank Hapoalim BM	2,202,381	20,418,733
Bank Leumi Le-Israel BM	2,838,704	29,791,477
CyberArk Software Ltd.(a)(c)	48,525	7,625,218
ICL Group Ltd.	1,317,893	14,291,626
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A	807,956	4,772,142
Mizrahi Tefahot Bank Ltd.	263,247	9,737,418
Teva Pharmaceutical Industries Ltd., ADR(a)	2,078,738	18,105,808
Wix.com Ltd.(a)(c)	52,920	3,993,343
		115,590,965
Italy — 2.5%
Assicurazioni Generali SpA	2,070,343	39,197,966
Enel SpA	15,201,528	98,853,905
Eni SpA	4,714,464	65,902,503
Intesa Sanpaolo SpA	30,852,757	62,869,175
Mediobanca Banca di Credito Finanziario SpA	1,161,272	11,639,254
Poste Italiane SpA(b)	976,638	9,570,211
Snam SpA	3,797,951	20,830,245
Telecom Italia SpA/Milano	18,449,927	5,387,762
Tenaris SA	882,125	13,480,795
Terna - Rete Elettrica Nazionale	2,651,327	21,624,438
UniCredit SpA	2,564,787	23,737,308
		373,093,562
Japan — 22.1%
AGC Inc.	360,900	13,529,928
Aisin Corp.	275,100	7,991,808
Ajinomoto Co. Inc.	436,700	11,346,139
ANA Holdings Inc.(a)	193,800	3,653,256
Asahi Group Holdings Ltd.	853,400	32,167,046
Asahi Kasei Corp.	2,349,000	19,272,814
Astellas Pharma Inc.	3,478,900	52,968,740
Bridgestone Corp.	1,067,000	39,109,481
Brother Industries Ltd.	443,400	7,706,107
Canon Inc.	1,870,200	43,031,706
Central Japan Railway Co.	269,900	33,976,403
Chiba Bank Ltd/The	986,000	5,682,600
Chubu Electric Power Co. Inc.	1,211,600	12,231,181
Concordia Financial Group Ltd.	2,044,900	7,441,605
Dai Nippon Printing Co. Ltd.	414,800	8,668,504
Dai-ichi Life Holdings Inc.	1,877,000	37,585,075
Daito Trust Construction Co. Ltd.	123,200	11,865,616
Daiwa House Industry Co. Ltd.	1,056,800	25,405,660
Daiwa House REIT Investment Corp.	4,099	9,976,972

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Value ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Daiwa Securities Group Inc.	2,699,100	$13,228,635
Dentsu Group Inc.	405,800	14,625,705
East Japan Railway Co.	565,400	29,483,779
ENEOS Holdings Inc.	5,743,850	20,210,381
Fuji Electric Co. Ltd.	237,000	10,392,613
FUJIFILM Holdings Corp.	438,000	24,077,404
GLP J-Reit	7,957	10,736,973
Hakuhodo DY Holdings Inc.	216,900	2,559,760
Hankyu Hanshin Holdings Inc.	427,200	11,274,491
Hikari Tsushin Inc.	13,300	1,557,340
Hino Motors Ltd.	534,900	2,761,149
Hirose Electric Co. Ltd.	31,890	4,046,009
Hitachi Construction Machinery Co. Ltd.	199,200	4,510,156
Hitachi Ltd.	1,176,100	55,778,247
Hitachi Metals Ltd.(a)	141,100	2,201,821
Honda Motor Co. Ltd.	3,048,500	80,186,374
Hoshizaki Corp.	50,600	3,205,122
Hulic Co. Ltd.	465,700	3,932,088
Idemitsu Kosan Co. Ltd.	389,683	10,270,117
Iida Group Holdings Co. Ltd.	276,600	4,399,221
Inpex Corp.	1,914,300	22,776,658
Isuzu Motors Ltd.	546,100	6,370,682
ITOCHU Corp.	1,110,100	33,503,900
Japan Airlines Co. Ltd.(a)	173,200	2,859,440
Japan Metropolitan Fund Invest	13,087	10,401,921
Japan Post Bank Co. Ltd.	767,200	5,787,977
Japan Post Holdings Co. Ltd.	4,582,900	32,134,621
Japan Post Insurance Co. Ltd.	374,300	6,052,352
Japan Real Estate Investment Corp.	2,329	11,272,025
Japan Tobacco Inc.	2,242,800	38,154,029
JFE Holdings Inc.	917,900	11,224,763
Kajima Corp.	843,700	9,402,598
Kansai Electric Power Co Inc/The	1,322,300	11,591,277
Kao Corp.	312,500	12,524,522
KDDI Corp.	3,014,400	99,820,922
Keio Corp.	95,800	3,674,175
Keisei Electric Railway Co. Ltd.	85,200	2,089,058
Kintetsu Group Holdings Co. Ltd.	113,800	3,262,788
Kirin Holdings Co. Ltd.	1,534,500	22,369,518
Kose Corp.	22,900	2,350,937
Kubota Corp.	1,249,200	21,222,232
Kyocera Corp.	599,800	31,493,659
Lion Corp.	210,900	2,172,994
Lixil Corp.	495,600	8,716,767
Marubeni Corp.	2,926,000	31,939,088
Mazda Motor Corp.	1,068,400	7,586,444
Medipal Holdings Corp.	342,600	5,642,072
MEIJI Holdings Co. Ltd.	228,300	11,380,046
Mitsubishi Chemical Holdings Corp.	1,561,300	9,520,245
Mitsubishi Corp.	2,361,400	79,285,231
Mitsubishi Electric Corp.	3,407,100	35,686,951
Mitsubishi Estate Co. Ltd.	2,212,400	32,227,080
Mitsubishi Gas Chemical Co. Inc.	293,100	4,280,128
Mitsubishi HC Capital Inc.	1,225,300	5,513,202
Mitsubishi Heavy Industries Ltd.	600,700	20,538,003
Mitsubishi UFJ Financial Group Inc.	22,347,200	129,912,611
Mitsui & Co. Ltd.	1,895,600	45,903,446
Mitsui Chemicals Inc.	344,300	7,866,527
Mitsui Fudosan Co. Ltd.	1,714,300	36,332,423
Mitsui OSK Lines Ltd.	643,100	15,055,683
Security	Shares	Value

Japan (continued)
Mizuho Financial Group Inc.	4,507,820	$54,737,134
MS&AD Insurance Group Holdings Inc.	832,708	24,787,438
NGK Insulators Ltd.	474,400	6,381,449
Nippon Building Fund Inc.	2,782	14,442,206
Nippon Express Holdings Inc.	143,300	8,401,787
Nippon Prologis REIT Inc.	2,513	6,955,400
Nippon Steel Corp.	1,596,000	25,342,211
Nippon Telegraph & Telephone Corp.	2,233,800	65,828,610
Nippon Yusen KK	302,200	21,801,914
Nissan Motor Co. Ltd.(a)	4,344,400	17,393,005
Nisshin Seifun Group Inc.	366,930	4,891,477
Nissin Foods Holdings Co. Ltd.	41,500	2,886,847
Nitto Denko Corp.	265,300	17,807,178
Nomura Holdings Inc.	5,746,800	22,127,782
Nomura Real Estate Holdings Inc.	220,000	5,360,463
Nomura Real Estate Master Fund Inc.	7,933	9,960,191
Obayashi Corp.	1,217,900	8,375,666
Odakyu Electric Railway Co. Ltd.	274,100	4,150,710
Oji Holdings Corp.	1,524,800	7,222,982
ORIX Corp.	2,283,900	41,655,962
Orix JREIT Inc.	4,876	6,590,990
Osaka Gas Co. Ltd.	702,900	12,668,652
Otsuka Holdings Co. Ltd.	728,500	24,479,357
Panasonic Holdings Corp.	4,130,900	36,819,515
Pola Orbis Holdings Inc.	115,100	1,327,002
Rakuten Group Inc.	564,200	3,966,259
Resona Holdings Inc.	3,867,500	16,817,539
Ricoh Co. Ltd.	439,600	3,209,918
Rinnai Corp.	22,900	1,463,754
Rohm Co. Ltd.	57,000	3,982,069
Ryohin Keikaku Co. Ltd.	473,700	4,257,202
Santen Pharmaceutical Co. Ltd.	668,400	5,437,220
SBI Holdings Inc/Japan	457,300	10,228,477
Secom Co. Ltd.	138,100	9,715,950
Seiko Epson Corp.	526,000	7,410,036
Sekisui Chemical Co. Ltd.	705,600	9,554,625
Sekisui House Ltd.	1,149,700	19,967,917
Seven & i Holdings Co. Ltd.	1,408,200	62,266,230
Shimizu Corp.	1,029,500	5,398,322
Shionogi & Co. Ltd.	321,800	17,900,418
Shizuoka Bank Ltd/The	830,100	5,370,807
SoftBank Corp.	5,368,200	62,474,369
SoftBank Group Corp.	2,254,600	92,732,226
Sompo Holdings Inc.	585,200	23,823,489
Stanley Electric Co. Ltd.	245,600	4,234,906
Subaru Corp.	1,152,300	17,485,805
Sumitomo Chemical Co. Ltd.	2,785,500	11,844,515
Sumitomo Corp.	2,104,200	33,296,084
Sumitomo Electric Industries Ltd.	1,411,800	15,178,015
Sumitomo Metal Mining Co. Ltd.	462,200	20,270,578
Sumitomo Mitsui Financial Group Inc.	2,441,900	73,779,408
Sumitomo Mitsui Trust Holdings Inc.	630,005	19,553,783
Sumitomo Pharma Co., Ltd.	331,000	2,948,417
Sumitomo Realty & Development Co. Ltd.	579,500	15,373,250
Suntory Beverage & Food Ltd.	259,500	10,224,562
Suzuki Motor Corp.	345,400	10,412,116
T&D Holdings Inc.	1,003,400	12,894,128
Taisei Corp.	355,100	9,618,948
Taisho Pharmaceutical Holdings Co. Ltd.	71,100	2,800,481
Takeda Pharmaceutical Co. Ltd.	2,958,400	85,842,480

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Value ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Toho Co. Ltd./Tokyo	73,500	$2,727,396
Tokio Marine Holdings Inc.	585,900	31,678,831
Tokyo Century Corp.	67,500	2,079,142
Tokyo Electric Power Co. Holdings Inc.(a)	2,870,300	9,907,575
Tokyo Gas Co. Ltd.	702,400	13,454,086
Tokyu Corp.	470,900	5,758,547
Toppan Inc.	492,600	8,142,513
Toray Industries Inc.	2,587,700	12,263,844
Toshiba Corp.	727,400	30,207,705
Tosoh Corp.	486,600	6,719,222
TOTO Ltd.	91,400	3,080,070
Toyo Suisan Kaisha Ltd.	83,800	2,587,438
Toyota Industries Corp.	275,300	16,511,610
Toyota Motor Corp.	19,824,080	339,659,953
Toyota Tsusho Corp.	398,100	14,302,624
Trend Micro Inc/Japan	124,400	6,936,160
USS Co. Ltd.	409,600	6,819,042
West Japan Railway Co.	411,200	15,263,325
Yamaha Motor Co. Ltd.	276,200	5,702,338
Yokogawa Electric Corp.	214,600	3,421,257
Z Holdings Corp.	2,500,800	9,817,735
		3,294,117,665
Netherlands — 2.2%
ABN AMRO Bank NV, CVA(b)	788,825	9,806,012
Aegon NV	3,345,847	17,347,145
AerCap Holdings NV(a)(c)	251,666	11,755,319
Argenx SE(a)	56,297	16,219,649
ING Groep NV	7,294,076	69,105,605
Just Eat Takeaway.com NV(a)(b)	221,926	6,028,074
Koninklijke Ahold Delhaize NV	1,953,913	57,632,547
Koninklijke KPN NV	6,273,356	21,646,795
Koninklijke Philips NV	855,659	22,359,326
NN Group NV	504,025	24,687,943
Randstad NV	225,658	11,932,600
Stellantis NV	3,807,012	51,111,599
		319,632,614
New Zealand — 0.2%
Auckland International Airport Ltd.(a)	823,433	4,136,107
Mercury NZ Ltd.	1,331,489	5,162,259
Meridian Energy Ltd.	1,564,904	4,749,571
Ryman Healthcare Ltd.	804,008	4,758,333
Spark New Zealand Ltd.	3,492,742	11,046,460
		29,852,730
Norway — 1.0%
DNB Bank ASA	1,740,081	33,718,089
Equinor ASA	1,825,572	61,703,536
Gjensidige Forsikring ASA	374,854	8,014,154
Norsk Hydro ASA	2,627,599	22,065,316
Orkla ASA	1,408,440	11,428,987
Telenor ASA	1,309,068	18,462,397
		155,392,479
Portugal — 0.2%
EDP - Energias de Portugal SA	5,157,336	24,036,598
Galp Energia SGPS SA	937,562	11,411,669
		35,448,267
Singapore — 1.5%
Ascendas REIT	6,342,900	13,050,385
CapitaLand Integrated Commercial Trust	9,076,604	15,208,679
Capitaland Investment Ltd/Singapore(a)	4,929,700	14,947,833
Security	Shares	Value

Singapore (continued)
City Developments Ltd.	768,700	$4,712,987
DBS Group Holdings Ltd.	1,689,400	40,985,887
Keppel Corp. Ltd.	2,735,700	13,491,924
Mapletree Commercial Trust(c)	4,061,800	5,462,802
Mapletree Logistics Trust	5,803,100	7,453,044
Oversea-Chinese Banking Corp. Ltd.(c)	4,110,900	36,498,972
Singapore Airlines Ltd.(a)(c)	882,000	3,476,546
United Overseas Bank Ltd.	2,202,400	47,145,100
UOL Group Ltd.	872,800	4,586,156
Wilmar International Ltd.	3,593,500	11,454,969
		218,475,284
Spain — 3.2%
ACS Actividades de Construccion y Servicios SA	467,388	11,967,592
Banco Bilbao Vizcaya Argentaria SA	12,683,412	66,553,044
Banco Santander SA	32,417,972	94,736,605
CaixaBank SA	8,410,051	27,146,758
EDP Renovaveis SA	186,278	4,408,671
Enagas SA	186,158	4,025,235
Endesa SA	645,066	13,518,935
Grifols SA, Class A(c)	601,563	10,075,425
Iberdrola SA	11,007,669	126,486,955
Naturgy Energy Group SA(c)	404,601	12,171,334
Red Electrica Corp. SA	342,244	6,890,826
Repsol SA	2,774,985	41,396,886
Telefonica SA	10,124,830	49,253,668
		468,631,934
Sweden — 1.8%
Boliden AB	511,382	22,174,122
Electrolux AB, Class B	424,310	6,470,899
Essity AB, Class B	1,137,904	30,007,646
Fastighets AB Balder, Class B(a)	69,101	3,425,148
Husqvarna AB, Class B	785,011	7,504,002
Industrivarden AB, Class A	250,954	6,430,078
Industrivarden AB, Class C	306,721	7,723,071
L E Lundbergforetagen AB, Class B	93,555	4,375,226
Securitas AB, Class B	589,127	6,955,704
Skandinaviska Enskilda Banken AB, Class A	3,039,712	34,087,620
Skanska AB, Class B	637,717	12,181,791
SKF AB, Class B	713,597	11,654,951
Svenska Cellulosa AB SCA, Class B	1,133,331	21,933,128
Svenska Handelsbanken AB, Class A	2,731,183	27,547,578
Swedbank AB, Class A	1,695,469	26,821,032
Tele2 AB, Class B	935,839	12,403,874
Telia Co. AB	4,975,462	20,651,222
		262,347,092
Switzerland — 8.3%
ABB Ltd., Registered	3,070,233	92,112,943
Adecco Group AG, Registered	299,860	11,571,560
Baloise Holding AG, Registered	86,948	15,123,817
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	698	7,828,059
Clariant AG, Registered	203,355	3,471,941
Coca-Cola HBC AG, Class DI	379,762	7,699,249
Credit Suisse Group AG, Registered	4,947,060	33,577,266
EMS-Chemie Holding AG, Registered	4,598	4,101,987
Holcim Ltd.	979,282	47,882,484
Julius Baer Group Ltd.	412,804	19,727,003
Nestle SA, Registered	1,841,824	237,768,567
Novartis AG, Registered	4,095,328	361,901,030

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Value ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
SGS SA, Registered	3,923	$10,080,230
Siemens Energy AG(a)	374,902	7,221,462
Swatch Group AG (The), Bearer	54,319	13,940,577
Swatch Group AG (The), Registered	99,529	4,910,180
Swiss Life Holding AG, Registered	58,931	34,457,843
Swiss Prime Site AG, Registered	142,568	13,935,235
Swiss Re AG	563,799	46,235,365
Swisscom AG, Registered	48,485	28,669,219
UBS Group AG, Registered	6,572,191	111,573,663
Zurich Insurance Group AG	281,292	128,063,673
		1,241,853,353
United Kingdom — 17.6%
3i Group PLC	1,818,868	29,766,226
abrdn plc	4,057,996	9,528,693
Admiral Group PLC	362,762	11,418,764
Anglo American PLC	2,390,369	105,871,768
Antofagasta PLC	739,074	14,148,763
AstraZeneca PLC	1,013,597	135,255,678
Aviva PLC	7,076,834	37,968,105
BAE Systems PLC	5,929,443	54,768,225
Barclays PLC	20,336,768	37,381,847
Barratt Developments PLC	1,912,614	11,701,453
Berkeley Group Holdings PLC	210,151	10,658,122
BP PLC	36,909,468	178,191,287
British American Tobacco PLC	4,075,445	170,811,475
British Land Co PLC/The	1,644,545	10,593,197
BT Group PLC	16,694,771	37,022,081
Bunzl PLC	411,144	15,862,192
CK Hutchison Holdings Ltd.	5,015,500	35,198,412
DCC PLC	185,122	14,026,499
GlaxoSmithKline PLC	9,403,688	211,983,399
Hargreaves Lansdown PLC	666,116	7,625,926
HSBC Holdings PLC	38,033,194	237,674,320
Imperial Brands PLC	1,770,829	36,860,746
J Sainsbury PLC	3,285,361	9,585,875
Johnson Matthey PLC	362,402	9,969,060
Kingfisher PLC	3,932,931	12,402,773
Land Securities Group PLC	1,323,282	12,410,492
Legal & General Group PLC	11,168,802	34,814,217
Lloyds Banking Group PLC	132,651,910	75,341,334
M&G PLC	4,883,633	12,965,774
Mondi PLC	909,169	17,079,619
National Grid PLC	6,759,944	100,432,294
NatWest Group PLC	10,586,996	28,402,653
Ocado Group PLC(a)(c)	458,577	5,244,583
Pearson PLC	1,420,886	13,796,527
Persimmon PLC	597,500	15,561,450
Phoenix Group Holdings PLC	1,310,592	9,926,951
Prudential PLC	5,131,692	63,881,628
Reckitt Benckiser Group PLC	466,758	36,400,385
Sage Group PLC/The	960,175	8,811,131
Schroders PLC	232,572	8,209,845
Segro PLC	1,122,551	18,793,863
Severn Trent PLC	468,541	18,414,383
Shell PLC	14,391,672	386,357,271
Smith & Nephew PLC	1,643,444	26,637,858
Smiths Group PLC	739,059	13,524,256
Security	Shares	Value

United Kingdom (continued)
SSE PLC	1,992,638	$46,280,662
St. James's Place PLC	1,009,367	16,220,107
Standard Chartered PLC	3,184,154	21,767,900
Taylor Wimpey PLC	6,799,101	10,693,327
Tesco PLC	14,376,712	48,842,260
United Utilities Group PLC	1,276,729	18,347,114
Vodafone Group PLC	51,018,162	77,239,403
Whitbread PLC(a)	189,436	6,612,612
WPP PLC	2,178,770	27,158,070
		2,626,442,855
United States — 0.0%
BGP Holdings PLC, NVS(a)(d)	2,256,851	24

Total Common Stocks — 98.2%
(Cost: $15,311,414,463)		14,620,400,544

Preferred Stocks

Germany — 0.7%
Bayerische Motoren Werke AG, Preference Shares, NVS	108,188	7,970,054
Fuchs Petrolub SE, Preference Shares, NVS	65,268	2,058,633
Henkel AG & Co. KGaA, Preference Shares, NVS	332,639	21,359,184
Porsche Automobil Holding SE, Preference Shares, NVS	285,861	23,577,785
Volkswagen AG, Preference Shares, NVS	346,842	53,714,177
		108,679,833

Total Preferred Stocks — 0.7%
(Cost: $138,367,431)		108,679,833

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(e)(f)(g)	95,084,815	95,084,815
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(e)(f)	4,060,000	4,060,000
		99,144,815

Total Short-Term Investments — 0.7%
(Cost: $99,135,834)		99,144,815

Total Investments in Securities — 99.6%
(Cost: $15,548,917,728)		14,828,225,192

Other Assets, Less Liabilities — 0.4%		65,277,301

Net Assets — 100.0%		$14,893,502,493

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Value ETF
April 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$23,325,094	$71,768,327	(a)	$—	$(8,465)	$(141)	$95,084,815	95,084,815	$1,050,940	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,010,000	50,000	(a)	—	—	—	4,060,000	4,060,000	828		—
					$(8,465)	$(141)	$99,144,815		$1,051,768		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	271	06/09/22	$39,572	$768,169
Euro Stoxx 50 Index	1,234	06/17/22	48,013	(692,187)
FTSE 100 Index	724	06/17/22	67,602	1,018,455
				$1,094,437

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Value ETF
April 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$98,017,591	$14,522,382,929	$24	$14,620,400,544
Preferred Stocks	—	108,679,833	—	108,679,833
Money Market Funds	99,144,815	—	—	99,144,815
	$197,162,406	$14,631,062,762	$24	$14,828,225,192
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$1,786,624	$—	$1,786,624
Liabilities
Futures Contracts	—	(692,187)	—	(692,187)
	$—	$1,094,437	$—	$1,094,437

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust